Organization,: Basis of Accounting, Policy (Policies)	3 Months Ended
Nov. 30, 2015
Policies
Basis of Accounting, Policy	Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to developing enterprises.